Property, Plant, and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 5 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment as of March 31, 2022 and December 31, 2021 were as follows:

	March 31,	December 31,
	2022	2021

Medical equipment	$493,854	$484,126
Furniture, office equipment and leasehold improvements	162,154	149,868

Total property, plant and equipment	656,008	633,994
Less: accumulated depreciation	(308,480)	(283,512)

Property, plant and equipment, net	$347,528	$350,482

Depreciation expense during the three months ended March 31, 2022 and 2021 was $24,969 and $26,896, respectively.

NOTE 7 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant and equipment as of December 31, 2021 and 2020 were as follows:

	December 31,
	2021	2020

Medical equipment	$484,126	$484,126
Furniture, office equipment and leasehold improvements	149,868	130,617

Total property, plant and equipment	633,994	614,743
Less: accumulated depreciation	(283,512)	(177,457)

Property, plant and equipment, net	$350,482	$437,286

Depreciation expense during the years ended December 31, 2021 and 2020 was $106,055 and $101,498, respectively.